EMPLOYEE BENEFIT PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFIT PLAN
Employer contributions	$ 93,000	$ 82,000	$ 77,100
Defined contribution plan expenses	$ 3,000,000	$ 4,200,000	$ 4,300,000